Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes
Schedule of significant components of the provision for income taxes

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2026	June 30, 2025	June 30, 2024
Cayman	$(12,807,932)	$(4,228,125)	$(8,833,523)
United States	(1,485,433)	(140,273)	(9,052,317)
Canada	—	(1,508)	(349,960)
Singapore	—	—	(49,158)
	$(14,293,365)	$(4,369,906)	$(18,284,958)

Schedule of reconciliation of statutory tax rates to effective tax rate

	For the year		For the year		For the year
	ended		ended		ended
	June 30,		June 30,		June 30,
	2026		2025		2024
	Amount	Effective tax rate	Amount	Effective tax rate	Amount	Effective tax rate
Income tax expense at Cayman statutory rate	$—	—%	$—	—%	$—	—%
Effect of foreign tax rates
United States	(466,506)	3.3%	(72,084)	1.6%	(1,703,795)	9.3%
Other foreign jurisdictions	—	—%	38,769	(0.9)%	(60,851)	0.3%
Effect of changes in valuation allowance	466,506	(3.3)%	33,315	(0.7)%	1,764,646	(9.6)%
Total income tax expenses	$—	—%	$—	—%	$—	—%

Schedule of significant components of deferred tax assets

	June 30,	June 30,
	2026	2025
Deferred tax assets
Net operating loss carryforward in the U.S.	6,947,218	6,480,712
Net operating loss carryforward in Canada	53,361	53,361
Net operating loss carryforward in Singapore	—	—
Valuation allowance	(7,000,579)	(6,534,073)
Total net deferred tax assets	$—	$—